Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 3,790	€ 4,028
Property, plant and equipment	93,542	98,714
Investments in associates	34,902	13,575
Other receivables	2,711	2,317
Total non-current assets	134,945	118,634
Current assets
Inventories	303,381	295,609
Trade receivables	110,452	166,280
Income tax receivables	2,738	1,775
Other receivables	8,029	9,385
Prepayments	34,311	28,269
Cash and cash equivalents	494,046	559,543
Total current assets	952,957	1,060,861
Total assets	1,087,902	1,179,495
Equity
Share capital	8,211	8,149
Distributable equity	(195,783)	(113,855)
Total equity	(187,572)	(105,706)
Non-current liabilities
Borrowings	330,186	365,080
Contract liabilities	692	5,000
Deferred tax liabilities	9,596	7,258
Total non-current liabilities	340,474	377,338
Convertible notes, matures in April 2028
Borrowings	418,073	458,207
Derivative liabilities	186,579	150,670
Convertible notes current	604,652	608,877
Other current liabilities
Borrowings	44,275	33,329
Contract liabilities	1,789	936
Trade payables and accrued expenses	93,718	96,394
Other liabilities	39,924	67,956
Income tax payables	711	1,222
Provisions	149,931	99,149
Other current liabilities	330,348	298,986
Total current liabilities	935,000	907,863
Total liabilities	1,275,474	1,285,201
Total equity and liabilities	€ 1,087,902	€ 1,179,495